Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Symmetry Panoramic Trust
Entity Central Index Key	0001736078
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000201187
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Equity Fund
Class Name	Class I
Trading Symbol	SPUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Equity Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/us-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Equity Fund, Class I Shares	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 26.27% and bested its benchmark, the MSCI US Broad Market Index, by 0.13%. With respect to style factors, small capitalization and low volatility trailed the broad market benchmark in the US while quality, value, and momentum outperformed. In the trailing 3-year period, the Fund was up 8.26% annualized and bested its benchmark by 0.34%.

Fiscal 2024 was a very strong year for both equity and fixed income investors across the globe. As economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged. The Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024 . Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, equity returns were strong globally and especially so in the United States.

Multi-factor equity investors have focused on an expected recovery in the equity value factor, after having historically challenging times leading up to and into the COVID pandemic and again in Fiscal 2023. In contrast, Fiscal 2022 and 2024 were strong periods for value investors. While we welcome the contribution to performance that the value factor has provided in the most recent three years, we remain aware that each style factor may be in or out of favor over different time periods. Thus, we diversify the funds’ exposure across multiple style factors to reduce the risk inherent in any one factor. Our investment philosophy is based on evidence that style factors have the potential to outperform market capitalization weighted benchmarks over the long-term. We expect the style factors to contribute to long-term relative performance. This remains particularly true with respect to value stocks as they return to a valuation spread with growth stocks that is more in line with historical averages.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic US Equity Fund, Class I Shares - $19600	MSCI US Broad Market Index (Gross) (USD)* - $22164
Nov/18	$10000	$10000
Aug/19	$10626	$10863
Aug/20	$11341	$13192
Aug/21	$15446	$17632
Aug/22	$14050	$15285
Aug/23	$15522	$17571
Aug/24	$19600	$22164

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Equity Fund, Class I Shares	26.27%	13.02%	12.29%
MSCI US Broad Market Index (Gross) (USD)*	26.14%	15.33%	14.69%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 461,301,285
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 1,497,648
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$461,301,285	610	$1,497,648	33%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Real Estate	0.2%
Short-Term Investment	1.1%
Utilities	1.1%
Materials	1.8%
Energy	2.8%
Consumer Staples	3.8%
Communication Services	5.3%
Health Care	7.3%
Consumer Discretionary	7.5%
Financials	9.5%
Industrials	10.3%
Information Technology	16.0%
Registered Investment Companies	33.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI USA Min Vol Factor ETF	4.9%
DFA Real Estate Securities Portfolio, Cl I	4.8%
DFA US Targeted Value Portfolio, Cl I	4.3%
Dimensional US Targeted Value ETF	3.4%
Microsoft	3.2%
Apple	2.9%
NVIDIA	2.8%
Avantis U.S. Small Capital Value ETF	2.7%
Vanguard US Value Factor ETF	2.4%
iShares MSCI USA Momentum Factor ETF	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-equity-fund/
C000201184
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic International Equity Fund
Class Name	Class I
Trading Symbol	SPILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic International Equity Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/international-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/international-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic International Equity Fund, Class I Shares	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 17.37% but trailed its benchmark, the MSCI ACWI ex USA IMI NR, by 0.41%. With respect to style factors, in ex USA Developed Markets, size and low volatility underperformed while value and momentum outperformed. In Emerging Markets, size and low volatility underperformed while value, quality, and momentum outperformed. In the trailing 3-year period, the Fund was up 1.96% annualized and bested its benchmark by 0.25%.

Fiscal 2024 was a very strong year for both equity and fixed income investors across the globe. As economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged. The Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024. Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, equity returns were strong globally.

Multi-factor equity investors have focused on an expected recovery in the equity value factor, after having historically challenging times leading up to and into the COVID pandemic and again in Fiscal 2023. In contrast, Fiscal 2022 and 2024 were strong periods for value investors. While we welcome the contribution to performance that the value factor has provided in the most recent three years, we remain aware that each style factor may be in or out of favor over different time periods. Thus, we diversify the funds’ exposure across multiple style factors to reduce the risk inherent in any one factor. Our investment philosophy is based on evidence that style factors have the potential to outperform market capitalization weighted benchmarks over the long-term. We expect the style factors to contribute to long-term relative performance. This remains particularly true with respect to value stocks as they return to a valuation spread with growth stocks that is more in line with historical averages.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic International Equity Fund, Class I Shares - $14552	MSCI ACWI ex-USA IMI (Net) (USD)* - $15005
Nov/18	$10000	$10000
Aug/19	$10293	$10391
Aug/20	$10744	$11291
Aug/21	$13728	$14260
Aug/22	$11218	$11413
Aug/23	$12398	$12739
Aug/24	$14552	$15005

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic International Equity Fund, Class I Shares	17.37%	7.17%	6.68%
MSCI ACWI ex-USA IMI (Net) (USD)*	17.78%	7.63%	7.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 231,275,757
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 824,834
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$231,275,757	362	$824,834	29%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	6.3%
France	0.9%
Spain	0.9%
Denmark	1.0%
United Kingdom	1.2%
Germany	1.2%
South Korea	1.4%
Italy	1.4%
Canada	2.3%
China	3.4%
Taiwan	3.4%
Japan	6.8%
United States	69.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Large Cap International Portfolio, Cl I	10.1%
DFA Emerging Markets Portfolio, Cl I	7.4%
DFA International High Relative Profitability Portfolio, Cl I	5.4%
Avantis Emerging Markets Equity ETF	5.3%
DFA International Value Portfolio, Cl I	5.1%
DFA International Small Cap Value Portfolio, Cl I	5.0%
DFA Emerging Markets Small Cap Portfolio, Cl I	4.6%
iShares MSCI EAFE Min Vol Factor ETF	3.5%
iShares MSCI Emerging Markets Min Vol Factor ETF	3.5%
AQR International Defensive Style Fund, Cl R6	3.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/international-equity-fund/
C000201182
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Equity Fund
Class Name	Class I
Trading Symbol	SPGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Equity Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Equity Fund, Class I Shares	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 22.57% but trailed its benchmark, the MSCI ACWI ex USA IMI NR, by 0.05%. With respect to style factors in the US, small capitalization and low volatility trailed the broad market benchmark, while quality (profitability), value, and momentum outperformed. In ex USA Developed Markets, size and low volatility underperformed while value and momentum outperformed. In Emerging Markets, size and low volatility underperformed while value, quality, and momentum outperformed.  Fiscal 2024 was a strong year for equity investors across the globe. The global equity  market was up more than 20% for the fiscal year, with ex USA developed equities   and emerging markets equities   strongly positive but trailing the US equity market which was up over 26%.  In the trailing 3-year period, the Fund was up 5.64% annualized and bested its benchmark by 0.45%.

As global economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged.  In the US, the Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024 .  Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, equity returns were strong globally.

Multi-factor equity investors have focused on an expected recovery in the equity value factor, after having historically challenging times leading up to and into the COVID pandemic and again in Fiscal 2023. In contrast, Fiscal 2022 and 2024 were strong periods for value investors globally.  While we welcome the contribution to performance that the value factor has provided in the most recent three years, we remain aware that each style factor may be in or out of favor over different time periods.  Thus, we diversify the funds’ exposure across multiple style factors to reduce the risk inherent in any one factor. Our investment philosophy is based on evidence that style factors have the potential to outperform market capitalization weighted benchmarks over the long-term.  We expect the style factors to contribute to long-term relative performance. This remains particularly true with respect to value stocks as they return to a valuation spread with growth stocks that is more in line with historical averages.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Global Equity Fund, Class I Shares - $17393	MSCI ACWI IMI (Net) (USD)* - $18576
Nov/18	$10000	$10000
Aug/19	$10499	$10625
Aug/20	$11126	$12266
Aug/21	$14752	$15959
Aug/22	$12889	$13367
Aug/23	$14190	$15149
Aug/24	$17393	$18576

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Equity Fund, Class I Shares	22.57%	10.62%	10.00%
MSCI ACWI IMI (Net) (USD)*	22.62%	11.82%	11.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 426,631,863
Holdings Count | Holding	915
Advisory Fees Paid, Amount	$ 1,301,411
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$426,631,863	915	$1,301,411	31%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Other Countries	2.7%
France	0.4%
Sweden	0.4%
Denmark	0.4%
Germany	0.4%
United Kingdom	0.5%
South Korea	0.6%
Italy	0.6%
Canada	0.9%
Taiwan	1.3%
China	1.4%
Japan	2.7%
United States	87.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA US Targeted Value Portfolio, Cl I	4.1%
DFA Large Cap International Portfolio, Cl I	3.7%
DFA Real Estate Securities Portfolio, Cl I	2.9%
iShares MSCI Global Min Vol Factor ETF	2.9%
iShares MSCI USA Momentum Factor ETF	2.9%
DFA International High Relative Profitability Portfolio, Cl I	2.2%
DFA International Value Portfolio, Cl I	2.0%
Microsoft	1.8%
DFA International Small Cap Value Portfolio, Cl I	1.7%
Apple	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund/
C000201186
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Tax-Managed Global Equity Fund
Class Name	Class I
Trading Symbol	SPGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Tax-Managed Global Equity Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/global-equity-fund-2/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-equity-fund-2/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 21.08% but trailed its benchmark, the MSCI ACWI ex USA IMI NR, by 1.54%. With respect to style factors in the US, small capitalization and low volatility trailed the broad market benchmark, while quality, value, and momentum outperformed. In ex USA Developed Markets, size and low volatility underperformed while value and momentum outperformed. In Emerging Markets, size and low volatility underperformed while value, quality, and momentum outperformed. Fiscal 2024 was a strong year for equity investors across the globe. The global equity market was up more than 20% for the fiscal year, with ex USA developed equities and emerging markets equities strongly positive but trailing the US equity market which was up over 26%. In the trailing 3-year period, the Fund was up 5.52% annualized and bested its benchmark by 0.33%.

As global economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged.  In the US, the Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024.  Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, equity returns were strong globally.

Multi-factor equity investors have focused on an expected recovery in the equity value factor, after having historically challenging times leading up to and into the COVID pandemic and again in Fiscal 2023. In contrast, Fiscal 2022 and 2024 were strong periods for value investors globally.  While we welcome the contribution to performance that the value factor has provided in the most recent three years, we remain aware that each style factor may be in or out of favor over different time periods.  Thus, we diversify the funds’ exposure across multiple style factors to reduce the risk inherent in any one factor. Our investment philosophy is based on evidence that style factors have the potential to outperform market capitalization weighted benchmarks over the long-term.  We expect the style factors to contribute to long-term relative performance. This remains particularly true with respect to value stocks as they return to a valuation spread with growth stocks that is more in line with historical averages.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares - $17438	MSCI ACWI IMI (Net) (USD)* - $18576
Nov/18	$10000	$10000
Aug/19	$10520	$10625
Aug/20	$11219	$12266
Aug/21	$14840	$15959
Aug/22	$12869	$13367
Aug/23	$14402	$15149
Aug/24	$17438	$18576

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares	21.08%	10.64%	10.05%
MSCI ACWI IMI (Net) (USD)*	22.62%	11.82%	11.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 148,976,373
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 206,072
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,976,373	32	$206,072	3%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.6%
Registered Investment Companies	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Large Capital Multi-Style Fund, Cl R6	14.4%
Dimensional US Equity ETF	12.8%
AQR International Multi-Style Fund, Cl R6	10.0%
DFA US High Relative Profitability Portfolio, Cl I	6.7%
Dimensional US Targeted Value ETF	6.7%
Dimensional US Marketwide Value ETF	6.0%
iShares MSCI Global Min Vol Factor ETF	5.1%
AQR Emerging Multi-Style II Fund, Cl R6	5.1%
DFA Large Cap International Portfolio, Cl I	3.8%
Dimensional US Core Equity 2 ETF	3.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-equity-fund-2/
C000201188
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic US Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPUBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic US Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/us-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/us-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 6.79% but trailed its current benchmark, the Bloomberg US Aggregate Index, by 0.51%. The Fund outperformed its previous lower duration benchmark, the Bloomberg US Govt/Credit 1-5 Index, by 0.12% in FY 2024. In the trailing 3-year period, the Fund returned -1.01% and bested the Bloomberg US Aggregate Index by 1.10% but trailed the Bloomberg US Govt/Credit 1-5 YR by 1.55%. Symmetry welcomed JP Morgan Investment Management as sub-advisor to the Fund effective December 31, 2023.

Fiscal 2024 was a very strong year for fixed income investors in the US. Fixed income investors benefited from both falling interest rates and narrowing credit spreads. The U.S. Treasury yield curve shifted downward during the fiscal year, especially for shorter maturities. The market yield on the 10-year Constant Maturity US Treasury fell 0.18% (i.e.,4.09% to 3.91%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell nearly 1% (i.e., 5.37% to 4.38%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt .

As the US economy that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged.  The Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024 .  Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, fixed income returns were strong in the US.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares - $10961	Bloomberg U.S. Aggregate Bond Index (USD)* - $11158
Nov/18	$10000	$10000
Aug/19	$10775	$11180
Aug/20	$11316	$11904
Aug/21	$11301	$11894
Aug/22	$10287	$10524
Aug/23	$10264	$10399
Aug/24	$10961	$11158

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares	6.79%	0.34%	1.59%
Bloomberg U.S. Aggregate Bond Index (USD)*	7.30%	-0.04%	1.90%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 177,128,943
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 374,340
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$177,128,943	347	$374,340	232%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.3%
Municipal Bonds	0.5%
Short-Term Investment	1.1%
Sovereign Debt	1.3%
U.S. Treasury Obligations	22.8%
Mortgage-Backed Securities	27.7%
Corporate Obligations	45.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA, 2.00%, 3/1/2052	2.7%
FNMA, 3.00%, 6/1/2052	2.1%
FNMA, 3.50%, 12/1/2052	1.5%
FNMA, 2.50%, 1/1/2052	1.5%
FNMA, 2.50%, 10/1/2051	1.3%
U.S. Treasury Bonds, 1.88%, 2/15/2041	1.2%
U.S. Treasury Bonds, 1.38%, 11/15/2040	1.2%
U.S. Treasury Bonds, 1.38%, 8/15/2050	1.1%
FNMA, 2.00%, 4/1/2052	1.1%
U.S. Treasury Bonds, 2.88%, 5/15/2049	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

o  Effective as of December 29, 2023:

  Following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

  J.P. Morgan Investment Management Inc. (“JPMIM”) became a sub-adviser of the Fund.

  The name of the Fund changed from the “Symmetry Panoramic U.S. Fixed Income Fund” to the “Symmetry Panoramic U.S. Systematic Fixed Income Fund.”

  The investment objective of the Fund changed from seeking total return through exposure to US fixed income securities to seeking income and capital appreciation through systematic exposure to US fixed income securities.

  The principal investment strategies of the Fund changed from Symmetry Partners, LLC (“Symmetry”), the Fund’s investment adviser, investing the Fund’s assets pursuant to Symmetry’s investment style, which primarily utilized investments in underlying investment companies, to JPMIM investing the Fund’s assets primarily in securities and derivative instruments directly.

  Pursuant to the new principal investment strategies, the Fund is subject to the following new principal risks: Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk; Credit Default Swaps Risk; Foreign (Non-U.S.) Investment Risk; Forward and Futures Contract Risk; Investment Style Risk; Quantitative Investing Risk; and Short Position Risk.

  The following are no longer principal risks for the Fund: Asset Allocation Risk, Index Tracking Error Risk, Investment Companies and Exchange-Traded Funds Risk and Underlying Fund Risk.

o  Effective as of January 1, 2024, the Fund’s contractual expense limit increased from 0.41% to 0.52% of the average daily net assets of the Fund.

Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/us-systematic-fixed-income-fund/
C000201185
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	SPMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Municipal Fixed Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/municipal-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/municipal-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 3.87% but trailed its new benchmark, the Bloomberg US Municipal Bond Index, by 2.22%. The Fund also trailed its previous shorter-duration benchmark, the S&P S/T National AMT Free Muni Index, by 0.33%. In the trailing 3-year period, the Fund returned 0.48% annualized and trailed the S&P S/T National AMT Free Muni Index by 0.47%.

Fiscal 2024 was a very strong year for fixed income investors across the globe. Fixed income investors benefitted from both falling interest rates and narrowing credit spreads. The U.S. Treasury yield curve shifted downward during the fiscal year, especially for shorter maturities. The market yield on the 10-year Constant Maturity US Treasury fell 0.18% (i.e.,4.09% to 3.91%) over the fiscal year, while the market yield on the 1-year Constant Maturity Treasury fell nearly 1% (i.e., 5.37% to 4.38%) over the same period. Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt.

As economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged. The Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024. Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, municipal bond returns were strong.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares - $10628	Bloomberg US Municipal Bond Index (USD)* - $11595
Nov/18	$10000	$10000
Aug/19	$10310	$11019
Aug/20	$10466	$11376
Aug/21	$10477	$11762
Aug/22	$10105	$10747
Aug/23	$10232	$10930
Aug/24	$10628	$11595

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares	3.87%	0.61%	1.05%
Bloomberg US Municipal Bond Index (USD)*	6.09%	1.02%	2.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 35,967,522
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,967,522	6	$0	7%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.0%
Registered Investment Companies	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DFA Short-Term Municipal Bond Portfolio, Cl I	48.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	24.9%
iShares Short-Term National Muni Bond ETF	11.0%
Vanguard Tax-Exempt Bond Index ETF	9.9%
iShares National Muni Bond ETF	5.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/municipal-fixed-income-fund/
C000201183
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Global Systematic Fixed Income Fund
Class Name	Class I
Trading Symbol	SPGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Global Systematic Fixed Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/global-systematic-fixed-income-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/global-systematic-fixed-income-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund had strong absolute performance in FY 2024 and was up 6.97% but trailed its benchmark, the Bloomberg Global Aggregate Hedged Index, by 0.51%. In the trailing 3-year period, the Fund returned -1.96% annualized and trailed its benchmark by 1.04%. Symmetry welcomed JP Morgan Investment Management as sub-advisor to the Fund effective December 31, 2023.

Fiscal 2024 was a very strong year for fixed income investors across the globe. Fixed income investors benefited from both falling interest rates and narrowing credit spreads. The U.S. Treasury yield curve shifted downward during the fiscal year, especially for shorter maturities. The market yield on the 10-year Constant Maturity US Treasury fell 0.18% (i.e.,4.09% to 3.91%) over the fiscal year , while the market yield on the 1-year Constant Maturity Treasury fell nearly 1% (i.e., 5.37% to 4.38%) over the same period . Corporate credit spreads in the US generally narrowed during the year for both investment grade and high-yield debt .

As global economies that had been aggressively stimulated during the pandemic returned to normal levels of activity, inflation emerged.  In the US, the Fed responded with a series of increases in the Federal Funds rate to combat inflation and the US inflation data suggest the Fed’s actions to tame inflation have been effective. As of the end of August 2024, the Fed funds target stood at 525-575 bps. The economy stayed strong with GDP growth remaining positive throughout the hiking cycle, while US inflation as measured by year over year CPI change decreased from 3.7% to 2.6% over Fiscal 2024 .  Despite the concerns of heightened inflation and the impact of the Fed’s actions on output, fixed income returns were strong globally.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares - $10757	Bloomberg Global Aggregate Hedged Index* - $11273
Nov/18	$10000	$10000
Aug/19	$11058	$11138
Aug/20	$11407	$11502
Aug/21	$11413	$11589
Aug/22	$10082	$10431
Aug/23	$10056	$10489
Aug/24	$10757	$11273

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares	6.97%	-0.55%	1.26%
Bloomberg Global Aggregate Hedged Index*	7.48%	0.24%	2.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 282,008,899
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 776,628
InvestmentCompanyPortfolioTurnover	261.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$282,008,899	363	$776,628	261%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.7%
Short-Term Investment	1.1%
Mortgage-Backed Securities	12.0%
U.S. Treasury Obligations	12.8%
Sovereign Debt	22.7%
Corporate Obligations	50.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds, 1.75%, 8/15/2041	5.6%
French Republic Government Bond OAT	3.8%
U.S. Treasury Notes, 2.63%, 7/31/2029	3.3%
Japan Government Twenty Year Bond	2.4%
U.S. Treasury Notes, 1.38%, 11/15/2031	1.7%
United Kingdom Gilt	1.7%
Spain Government Bond	1.6%
Bundesschatzanweisungen	1.3%
U.S. Treasury Notes, 3.38%, 5/15/2033	1.2%
FNMA, 2.00%, 3/1/2052	1.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

o  Effective as of December 29, 2023:

  Following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

  J.P. Morgan Investment Management Inc. (“JPMIM”) became a sub-adviser of the Fund.

  The name of the Fund changed from the “Symmetry Panoramic Global Fixed Income Fund” to the “Symmetry Panoramic Global Systematic Fixed Income Fund.”

  The investment objective of the Fund changed from seeking total return through exposure to global fixed income securities to seeking income and capital appreciation through systematic exposure to global fixed income securities.

  The principal investment strategies of the Fund changed from Symmetry Partners, LLC (“Symmetry”), the Fund’s investment adviser, investing the Fund’s assets pursuant to Symmetry’s investment style, which primarily utilized investments in underlying investment companies, to JPMIM investing the Fund’s assets primarily in securities and derivative instruments directly.

  Pursuant to the new principal investment strategies, the Fund is subject to the following new principal risks: Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk; Credit Default Swaps Risk; Emerging Markets Risk; Investment Style Risk; Quantitative Investing Risk; and Short Position Risk.

  The following are no longer principal risks for the Fund: Asset Allocation Risk, Index Tracking Error Risk, Investment Companies and Exchange-Traded Funds Risk and Underlying Fund Risk.

o  Effective as of January 1, 2024, the Fund’s contractual expense limit increased from 0.43% to 0.57% of the average daily net assets of the Fund.

Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/global-systematic-fixed-income-fund/
C000201181
Shareholder Report [Line Items]
Fund Name	Symmetry Panoramic Alternatives Fund
Class Name	Class I
Trading Symbol	SPATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Symmetry Panoramic Alternatives Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://panoramicfunds.com/alternatives-fund/. You can also request this information by contacting us at 1-844-Sym-Fund (844-796-3863).
Additional Information Phone Number	1-844-Sym-Fund (844-796-3863)
Additional Information Website	https://panoramicfunds.com/alternatives-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Symmetry Panoramic Alternatives Fund, Class I Shares	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund was up 7.97% in FY 2024. In comparison, global equities as represented by the MSCI ACWI IMI was up 22.62%.  In the trailing 5-year period, the Fund was up 6.33% annualized while the MSCI ACWI IMI was up 11.82%.

Our alternatives fund has three main themes. Specifically, managed futures, long-short styles across asset classes, and diversified arbitrage strategies. In FY 2024, the long-short style and diversified arbitrage themes both resulted in positive performance for the Panoramic Alternative Fund while the managed futures theme was down slightly for the period. The Fund seeks to provide an uncorrelated return stream to equity markets and with lower risk as measured by standard deviation of returns. Over the previous 3-years, the pairwise correlation using monthly returns of the Fund to the global equity returns was -0.09 with a standard deviation of monthly returns less than half of that for global equity. Investors can benefit from having additional diversification to alternative asset classes as compared to portfolios with exposure only to traditional asset classes such as global equity.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Symmetry Panoramic Alternatives Fund, Class I Shares - $13919	MSCI ACWI IMI (Net) (USD)* - $18576
Nov/18	$10000	$10000
Aug/19	$10239	$10625
Aug/20	$9815	$12266
Aug/21	$10899	$15959
Aug/22	$12190	$13367
Aug/23	$12892	$15149
Aug/24	$13919	$18576

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Symmetry Panoramic Alternatives Fund, Class I Shares	7.97%	6.33%	5.86%
MSCI ACWI IMI (Net) (USD)*	22.62%	11.82%	11.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 6,764,142
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,764,142	5	$0	11%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	4.1%
Registered Investment Companies	94.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AQR Diversified Arbitrage Fund, Cl R6	47.6%
AQR Managed Futures Strategy Fund, Cl R6	23.1%
AQR Style Premia Alternative Fund, Cl R6	19.3%
AQR Alternative Risk Premia Fund, Cl R6	4.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since September 1, 2023:

  Effective December 29, 2023, following the election of new Trustees by the shareholders of the Symmetry Panoramic Trust, the Trust, including the Fund, transitioned onto the SEI Advisors’ Inner Circle mutual-fund platform.

Updated Prospectus Phone Number	1-844-Sym-Fund (844-796-3863)
Updated Prospectus Web Address	https://panoramicfunds.com/alternatives-fund/